Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 25,957,139	$ 19,716,856
Less: allowance for expected credit losses	(1,183,298)	(1,003,514)
Accounts receivable, net	$ 24,773,841	$ 18,713,342